Recent Accounting Pronouncements: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 30, 2018	Dec. 29, 2018	Dec. 31, 2017
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings	$ (184,204)	$ (171,849)	$ (147,350)		$ (61,871)
Decrease in other current assets	22,125	19,280	8,828
Decrease in deferred tax liabilities	151,970	156,118	164,343		$ 186,509
Operating ROU Asset	85,312	76,820	81,613
Finance ROU Asset	1,783	1,919	2,101
Short-term operating lease liabilities	11,838	12,168	11,459
Long-term operating lease liabilities	78,204	68,934	73,227
Short-term finance lease liabilities	833	872	749
Long-term finance lease liabilities	$ 940	$ 1,172	$ 1,526
ASU 2016-02
New Accounting Pronouncements or change in accounting principle
Operating ROU Asset				$ 72,785
Finance ROU Asset				672
Short-term operating lease liabilities				12,040
Long-term operating lease liabilities				63,291
Short-term finance lease liabilities				436
Long-term finance lease liabilities				$ 477
Cumulative effect | ASU 2014-09
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings						$ (5,612)
Decrease in other current assets						(3,846)
Decrease in other assets						(3,370)
Increase in other accrued expenses						637
Decrease in deferred tax liabilities						$ (2,241)